Financial Instruments-Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	$ (491)	$ (4,092)
Interest Rate Swap - Net of current portion	0	(270)
Total	(491)	(4,362)
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0	0
Interest Rate Swap - Net of current portion	0	0
Total	0	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	(491)	(4,092)
Interest Rate Swap - Net of current portion	0	(270)
Total	(491)	(4,362)
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0	0
Interest Rate Swap - Net of current portion	0	0
Total	$ 0	$ 0